Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 13,807,140.7	$ 188,776.9	₨ 12,210,922.2
Borrower 1
Concentration Risk [Line Items]
Total Exposure	303,418.5	4,148.5	244,582.8
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	302,918.5		243,382.8
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	500.0		1,200.0
Borrower 2
Concentration Risk [Line Items]
Total Exposure	253,526.4	3,466.3	180,405.1
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	192,080.2		180,100.0
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	61,446.2		305.1
Borrower 3
Concentration Risk [Line Items]
Total Exposure	195,480.0	2,672.7	164,349.6
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	195,480.0		163,738.7
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		610.9
Borrower 4
Concentration Risk [Line Items]
Total Exposure	155,545.9	2,126.7	149,853.6
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	154,997.8		74,421.4
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	548.1		75,432.2
Borrower 5
Concentration Risk [Line Items]
Total Exposure	150,489.2	2,057.5	135,455.0
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	150,000.0		135,455.0
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	489.2		0.0
Borrower 6
Concentration Risk [Line Items]
Total Exposure	148,107.3	2,025.0	87,586.0
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	148,107.3		31,934.6
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		55,651.4
Borrower 7
Concentration Risk [Line Items]
Total Exposure	104,308.5	1,426.1	78,583.2
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	3,830.9		63,228.0
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	100,477.6		15,355.2
Borrower 8
Concentration Risk [Line Items]
Total Exposure	100,919.7	1,379.8	75,257.5
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	98,919.7		75,035.9
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	2,000.0		221.6
Borrower 9
Concentration Risk [Line Items]
Total Exposure	97,706.2	1,335.9	75,210.5
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	75,437.8		75,027.7
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	22,268.4		182.8
Borrower 10
Concentration Risk [Line Items]
Total Exposure	90,108.0	$ 1,232.0	73,489.4
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	90,108.0		51,361.3
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 0.0		₨ 22,128.1